N-2 - USD ($)					3 Months Ended
		Aug. 30, 2024	Aug. 26, 2024	Aug. 23, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001515324
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		ARES DYNAMIC CREDIT ALLOCATION FUND, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (1)	0.17%
Dividend reinvestment plan fees(2)	None

(1)	The percentage reflects estimated offering expenses of approximately $250,000 for the estimated duration of this offering and assumes we sell all $150,000,000 of common shares under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of our common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund's common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Fund's common shares at the time of any such sale.

(2)	The plan administrator's service fee, if any, and expenses for administering the plan will be paid for by the Fund. There will be no brokerage charges to shareholders with respect to common shares issued directly by the Fund as a result of dividends or distributions payable either in common shares or in cash. However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to the plan administrator's open-market purchases in connection with the reinvestment of dividends and distributions.

Sales Load [Percent]		1.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.17%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common shares)
Advisory Fees(3)	1.67%
Interest payments on borrowed funds(4)	2.56%
Other Expenses(5)	0.76%
Total Annual Fund Operating Expenses	4.99%

(3)	The Fund currently pays the Adviser a management fee at an annual rate of 1.00% of the average daily value of the Fund's Managed Assets. Common shareholders bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common shares than if the Fund did not use leverage. The advisory fee shown in the table assumes an amount of leverage of 36% of the Fund’s Managed Assets. Based on the same assumptions, leverage would equal 56% of the Fund’s net assets.

(4)	“Interest payments on borrowed funds” represents our actual interest and credit facility expenses incurred for the six months ended June 30, 2024. We had outstanding borrowings of approximately $190 million (with a carrying value of approximately $189) as of June 30, 2024. This item is based on the assumption that the Fund’s borrowings and interest costs after an offering will remain similar (at leverage of 36% of the Fund’s Managed Assets and 56% of the Fund’s net assets) to those prior to such offering. The amount of leverage that the Fund may employ at any particular time will depend on, among other things, the Adviser’s and the Board of Directors of the Fund's assessment of market and other factors at the time of any proposed borrowing.

(5)	“Other Expenses” includes our overhead expenses, including payments based on our allocable portion of overhead and other expenses incurred by Ares Operations LLC in performing its obligations under the administration agreement with us, and income taxes. “Other Expenses” are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	[3]	1.67%
Interest Expenses on Borrowings [Percent]	[4]	2.56%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.76%
Total Annual Expenses [Percent]		4.99%
Expense Example [Table Text Block]

The following example illustrates the expenses that you would pay on a $1,000 investment in common shares, assuming (i) total annual expenses of 4.99% of net assets attributable to common shares in 2024 and thereafter, and (ii) a 5% annual return:

	One Year	Three Years	Five Years	Ten Years
Total expenses incurred	$62	$163	$264	$515

The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 62
Expense Example, Years 1 to 3		163
Expense Example, Years 1 to 5		264
Expense Example, Years 1 to 10		$ 515
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” includes our overhead expenses, including payments based on our allocable portion of overhead and other expenses incurred by Ares Operations LLC in performing its obligations under the administration agreement with us, and income taxes. “Other Expenses” are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price		Trading
During Quarter Ended	High	Low	High	Low	High	Low	Volume
June 30, 2024	$14.89	$13.79	$14.81	$14.50	0.54%	(4.90)%	5,985,800
March 31, 2024	$14.29	$13.41	$14.69	$14.46	(2.72)%	(7.26)%	6,951,700
December 31, 2023	$13.86	$11.88	$14.51	$13.76	(4.48)%	(13.66)%	6,020,500
September 30, 2023	$12.93	$12.10	$14.25	$13.75	(9.26)%	(12.00)%	5,500,400
June 30, 2023	$12.33	$11.61	$13.87	$13.58	(11.10)%	(14.51)%	5,473,900
March 31, 2023	$12.85	$11.42	$14.12	$13.37	(8.99)%	(14.58)%	7,627,900
December 31, 2022	$12.31	$11.27	$13.73	$13.17	(10.34)%	(14.43)%	5,699,200
September 30, 2022	$13.45	$11.65	$14.77	$13.33	(8.94)%	(12.60)%	4,773,900
June 30, 2022	$14.82	$11.89	$15.96	$13.75	(7.14)%	(13.53)%	5,461,400
March 31, 2022	$16.37	$13.61	$16.71	$15.56	(2.03)%	(12.53)%	6,201,000

During Quarter Ended	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price		Trading
	High	Low	High	Low	High	Low	Volume
March 31, 2024	$14.29	$13.41	$14.69	$14.46	(2.72)%	(7.26)%	6,951,700
December 31, 2023	$13.86	$11.88	$14.51	$13.76	(4.48)%	(13.66)%	6,020,500
September 30, 2023	$12.93	$12.10	$14.25	$13.75	(9.26)%	(12.00)%	5,500,400
June 30, 2023	$12.33	$11.61	$13.87	$13.58	(11.10)%	(14.51)%	5,473,900
March 31, 2023	$12.85	$11.42	$14.12	$13.37	(8.99)%	(14.58)%	7,627,900
December 31, 2022	$12.31	$11.27	$13.73	$13.17	(10.34)%	(14.43)%	5,699,200
September 30, 2022	$13.45	$11.65	$14.77	$13.33	(8.94)%	(12.60)%	4,773,900
June 30, 2022	$14.82	$11.89	$15.96	$13.75	(7.14)%	(13.53)%	5,461,400
March 31, 2022	$16.37	$13.61	$16.71	$15.56	(2.03)%	(12.53)%	6,201,000

Lowest Price or Bid					$ 13.79	$ 13.41	$ 11.88	$ 12.1	$ 11.61	$ 11.42	$ 11.27	$ 11.65	$ 11.89	$ 13.61
Highest Price or Bid					14.89	14.29	13.86	12.93	12.33	12.85	12.31	13.45	14.82	16.37
Lowest Price or Bid, NAV					14.5	14.46	13.76	13.75	13.58	13.37	13.17	13.33	13.75	15.56
Highest Price or Bid, NAV					$ 14.81	$ 14.69	$ 14.51	$ 14.25	$ 13.87	$ 14.12	$ 13.73	$ 14.77	$ 15.96	$ 16.71
Highest Price or Bid, Premium (Discount) to NAV [Percent]					0.54%	(2.72%)	(4.48%)	(9.26%)	(11.10%)	(8.99%)	(10.34%)	(8.94%)	(7.14%)	(2.03%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(4.90%)	(7.26%)	(13.66%)	(12.00%)	(14.51%)	(14.58%)	(14.43%)	(12.60%)	(13.53%)	(12.53%)
Share Price				$ 15.29
NAV Per Share				$ 14.72
Latest Premium (Discount) to NAV [Percent]				3.87%

[1]	The plan administrator's service fee, if any, and expenses for administering the plan will be paid for by the Fund. There will be no brokerage charges to shareholders with respect to common shares issued directly by the Fund as a result of dividends or distributions payable either in common shares or in cash. However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to the plan administrator's open-market purchases in connection with the reinvestment of dividends and distributions.
[2]	The percentage reflects estimated offering expenses of approximately $250,000 for the estimated duration of this offering and assumes we sell all $150,000,000 of common shares under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of our common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund's common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Fund's common shares at the time of any such sale.
[3]	The Fund currently pays the Adviser a management fee at an annual rate of 1.00% of the average daily value of the Fund's Managed Assets. Common shareholders bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common shares than if the Fund did not use leverage. The advisory fee shown in the table assumes an amount of leverage of 36% of the Fund’s Managed Assets. Based on the same assumptions, leverage would equal 56% of the Fund’s net assets.
[4]	“Interest payments on borrowed funds” represents our actual interest and credit facility expenses incurred for the six months ended June 30, 2024. We had outstanding borrowings of approximately $190 million (with a carrying value of approximately $189) as of June 30, 2024. This item is based on the assumption that the Fund’s borrowings and interest costs after an offering will remain similar (at leverage of 36% of the Fund’s Managed Assets and 56% of the Fund’s net assets) to those prior to such offering. The amount of leverage that the Fund may employ at any particular time will depend on, among other things, the Adviser’s and the Board of Directors of the Fund's assessment of market and other factors at the time of any proposed borrowing.
[5]	“Other Expenses” includes our overhead expenses, including payments based on our allocable portion of overhead and other expenses incurred by Ares Operations LLC in performing its obligations under the administration agreement with us, and income taxes. “Other Expenses” are based on estimated amounts for the current fiscal year.